UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		November 13, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			28
Form 13F Information Table Value Total:			129,147 (x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

Activcard Corp.			COM	00506J107	5820	712390		SH	Sole	712390
Advanced Digital Information C	COM	007525108	4737	337121		SH	Sole	337121
American Tower			COM	029912201	10421	1026652		SH	Sole	1026652
Armor Holdings			COM	042260109	7744	462300		SH	Sole	462300
Aspect Telecom			COM	04523Q102	1095	131425		SH	Sole	131425
Avid Technology, Inc.		COM	05367P100	3098	58460		SH	Sole	58460
Central Garden & Pet Co.	COM	153527106	5584	214372		SH	Sole	214372
Clear Channel			COM	184502102	7123	185986		SH	Sole	185986
Computer Network Technology Co	COM	204925101	3657	421260		SH	Sole	421260
Connetics			COM	208192104	1923	106550		SH	Sole	106550
Dick's Sporting Goods Inc.	COM	253393102	5392	144400		SH	Sole	144400
Flir Systems			COM	302445101	5300	208498		SH	Sole	208498
Imax Corp.			COM	45245E109	1343	170000		SH	Sole	170000
Ionics, Inc.			COM	462218108	5841	238797		SH	Sole	238797
KVH Industries Inc.		COM	482738101	1197	47350		SH	Sole	47350
Opsware Inc.			COM	68383A101	5525	756813		SH	Sole	756813
Parametric Technology Corp.	COM	699173100	4530	1438103		SH	Sole	1438103
Primus 				COM	74163Q100	1007	704000		SH	Sole	704000
Providian Financial Corp.	COM	74406A102	10247	869131		SH	Sole	869131
Scientific Games Corp.		COM	80874P109	5996	525946		SH	Sole	525946
Stellent Inc.			COM	85856W105	775	100000		SH	Sole	100000
Terayon Communications Systems	COM	880775101	2579	447667		SH	Sole	447667
Tibco Software			COM	88632Q103	2673	499684		SH	Sole	499684
Tweeter Home Entertainment Gro	COM	901167106	1152	150000		SH	Sole	150000
Vicor Corp.			COM	925815102	9854	1032930		SH	Sole	1032930
Vitesse				COM	928497106	74	11500		SH	Sole	11500
Web MD				COM	94769M105	8483	947786		SH	Sole	947786
Wind River Systems		COM	973149107	5979	1050835		SH	Sole	1050835
